Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 8.2%
Diversified Telecommunication Services 5.6%
AT&T, Inc.	381,600	14,687,784
Verizon Communications, Inc.	403,600	24,405,692
Total		39,093,476
Entertainment 0.4%
Electronic Arts, Inc.(a)	32,200	3,104,080
Media 2.2%
Comcast Corp., Class A	314,500	14,095,890
Sinclair Broadcast Group, Inc., Class A	27,400	1,091,616
Total		15,187,506
Total Communication Services		57,385,062
Consumer Discretionary 5.4%
Auto Components 1.2%
Gentex Corp.	80,100	2,246,805
Lear Corp.	52,500	6,182,925
Total		8,429,730
Diversified Consumer Services 1.1%
frontdoor, Inc.(a)	112,900	5,445,167
H&R Block, Inc.	98,000	2,449,020
Total		7,894,187
Hotels, Restaurants & Leisure 0.4%
Wyndham Destinations, Inc.	57,200	2,654,652
Internet & Direct Marketing Retail 1.4%
Expedia Group, Inc.	72,800	9,948,848
Multiline Retail 0.4%
Dollar General Corp.	15,400	2,469,236
Specialty Retail 0.9%
Home Depot, Inc. (The)	27,200	6,380,576
Total Consumer Discretionary		37,777,229
Consumer Staples 9.1%
Food & Staples Retailing 3.8%
Walgreens Boots Alliance, Inc.	219,900	12,046,122
Walmart, Inc.	121,300	14,223,638
Total		26,269,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.6%
General Mills, Inc.	83,700	4,256,982
Household Products 3.1%
Kimberly-Clark Corp.	97,800	12,995,664
Procter & Gamble Co. (The)	67,600	8,416,876
Total		21,412,540
Tobacco 1.6%
Philip Morris International, Inc.	140,600	11,450,464
Total Consumer Staples		63,389,746
Energy 8.4%
Energy Equipment & Services 0.1%
Schlumberger Ltd.	25,800	843,402
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.	164,900	19,151,486
ConocoPhillips Co.	250,400	13,822,080
EOG Resources, Inc.	24,400	1,691,164
Exxon Mobil Corp.(b)	58,500	3,952,845
Marathon Petroleum Corp.	84,000	5,371,800
PBF Energy, Inc., Class A	54,800	1,768,944
Valero Energy Corp.	125,500	12,170,990
Total		57,929,309
Total Energy		58,772,711
Financials 23.0%
Banks 8.9%
Bank of America Corp.	313,800	9,812,526
Citigroup, Inc.	291,800	20,968,748
First Horizon National Corp.	235,100	3,754,547
JPMorgan Chase & Co.	63,000	7,869,960
Popular, Inc.	213,500	11,627,210
Wells Fargo & Co.	152,600	7,878,738
Total		61,911,729
Capital Markets 3.1%
Bank of New York Mellon Corp. (The)	84,300	3,941,025
Franklin Resources, Inc.	134,400	3,702,720
Intercontinental Exchange, Inc.	152,600	14,393,232
Total		22,036,977
Columbia Disciplined Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 3.1%
Ally Financial, Inc.	29,900	915,837
Capital One Financial Corp.	96,100	8,961,325
Navient Corp.	508,500	7,002,045
Synchrony Financial	139,600	4,937,652
Total		21,816,859
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B(a)	40,300	8,566,974
Insurance 6.7%
Allstate Corp. (The)	99,200	10,556,864
Marsh & McLennan Companies, Inc.	124,800	12,931,776
MetLife, Inc.	258,000	12,071,820
Prudential Financial, Inc.	124,100	11,310,474
Total		46,870,934
Total Financials		161,203,473
Health Care 12.4%
Biotechnology 1.1%
Alexion Pharmaceuticals, Inc.(a)	16,550	1,744,370
bluebird bio, Inc.(a)	11,000	891,000
Gilead Sciences, Inc.	54,900	3,497,679
Regeneron Pharmaceuticals, Inc.(a)	4,300	1,317,004
Total		7,450,053
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	77,700	6,496,497
Baxter International, Inc.	152,100	11,666,070
Medtronic PLC	41,900	4,562,910
Total		22,725,477
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	85,100	4,208,195
HCA Healthcare, Inc.	9,100	1,215,214
McKesson Corp.	76,200	10,134,600
Total		15,558,009
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.8%
Allergan PLC	41,200	7,255,732
Bristol-Myers Squibb Co.	254,600	14,606,402
Johnson & Johnson	37,000	4,885,480
Merck & Co., Inc.	147,700	12,799,682
Pfizer, Inc.	34,500	1,323,765
Total		40,871,061
Total Health Care		86,604,600
Industrials 9.7%
Airlines 1.7%
Southwest Airlines Co.	216,400	12,146,532
Electrical Equipment 2.1%
Eaton Corp. PLC	153,900	13,406,229
Hubbell, Inc.	9,000	1,275,300
Total		14,681,529
Industrial Conglomerates 3.6%
3M Co.	61,800	10,196,382
Honeywell International, Inc.	86,300	14,906,599
Total		25,102,981
Machinery 1.3%
Cummins, Inc.	51,700	8,917,216
Road & Rail 1.0%
CSX Corp.	100,700	7,076,189
Total Industrials		67,924,447
Information Technology 6.4%
Communications Equipment 0.4%
Motorola Solutions, Inc.	13,800	2,295,216
IT Services 1.6%
VeriSign, Inc.(a)	59,400	11,287,188
Semiconductors & Semiconductor Equipment 2.9%
Lam Research Corp.	48,100	13,037,024
Qorvo, Inc.(a)	91,700	7,414,862
Total		20,451,886
Technology Hardware, Storage & Peripherals 1.5%
HP, Inc.	608,100	10,562,697
Total Information Technology		44,596,987

2	Columbia Disciplined Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.0%
Chemicals 1.5%
LyondellBasell Industries NV, Class A	113,700	10,198,890
Containers & Packaging 0.4%
Sealed Air Corp.	68,800	2,873,776
Metals & Mining 1.5%
Nucor Corp.	31,800	1,712,430
Reliance Steel & Aluminum Co.	19,600	2,274,384
Steel Dynamics, Inc.	215,400	6,539,544
Total		10,526,358
Paper & Forest Products 0.6%
Domtar Corp.	116,100	4,224,879
Total Materials		27,823,903
Real Estate 4.8%
Equity Real Estate Investment Trusts (REITS) 4.8%
Equity Residential	138,800	12,306,008
Public Storage	42,800	9,538,408
Simon Property Group, Inc.	72,700	10,954,436
Spirit Realty Capital, Inc.	10,700	533,288
Total		33,332,140
Total Real Estate		33,332,140
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.8%
Electric Utilities 5.1%
American Electric Power Co., Inc.	141,200	13,327,868
Exelon Corp.	276,500	12,577,985
Xcel Energy, Inc.	149,400	9,488,394
Total		35,394,247
Independent Power and Renewable Electricity Producers 1.7%
AES Corp. (The)	702,600	11,979,330
Total Utilities		47,373,577
Total Common Stocks (Cost $597,058,035)		686,183,875

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(c),(d)	12,042,934	12,041,730
Total Money Market Funds (Cost $12,041,730)		12,041,730
Total Investments in Securities (Cost: $609,099,765)		698,225,605
Other Assets & Liabilities, Net		650,608
Net Assets		698,876,213

At October 31, 2019, securities and/or cash totaling $912,195 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	99	12/2019	USD	15,027,210	30,522	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Columbia Disciplined Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	7,471,281	25,854,919	(21,283,266)	12,042,934	—	—	36,653	12,041,730
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Value Fund | Quarterly Report 2019